12. Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	Useful Life		Accumulated	Impairment
	(in months)	Gross	Amortization	Charge	Net
As of December 31, 2018
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,366	(1,270)	(1,295)	1,801
		$7,066	$(3,970)	$(1,295)	$1,801
As of December 31, 2017
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,717	(1,086)	(1,326)	2,305
		$7,417	$(3,786)	$(1,326)	$2,305

Schedule of future amortization expense	As of December 31, 2018, the estimated future amortization expense related to other intangible assets is as follows:
USD
2019	$277
2020	277
2021	277
2022	277
2023	277
Thereafter	416
$1,801